Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share [Abstract]
Schedule of loss per share
	December 31,	December 31,	December 31,
	2022	2021	2020
Loss attributable to owners of the Company	(26,528,411)	(17,058,443)	(8,200,165)
Weighted average number of shares outstanding	910,723	662,314	300,707
Basic and diluted loss per share	(29.13)	(25.76)	(27.27)